Warrant derivative liability (Public warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2008 Public Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]	Dec. 31, 2012 Public Warrants [Member]	Dec. 31, 2010 Public Warrants [Member]
Warrant Activity [Line Items]
Public Offering units sold					4,239,300
Per unit selling price	$ 5.00	$ 5.00			$ 8.00
Warrants outstanding	892,421	2,162,694	892,421	892,421		598,850	598,850	1,566,027
Warrants redeemed					2,673,273
Warrant redemption price per share					$ 0.50
Warrants repurchased				1,270,273		967,177
Warrants repurchased, value						$ 361
Warrants repurchased, average price per share						$ 0.37
Exercise price of warrant issued						8.00
Warrant, cap price						11.50
Warrant exercise price per share, after price cap exceeded						$ 0.01
Quoted market price per share						$ 0.02